Document and Entity Information	Jul. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001222840
Document Type	8-K
Document Period End Date	Jul. 17, 2020
Entity Registrant Name	RETAIL PROPERTIES OF AMERICA, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35481
Entity Tax Identification Number	42-1579325
Entity Address, Address Line One	2021 Spring Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	634-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock,$0.001 par value
Trading Symbol	RPAI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false